FPA Global Equity ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.1%
	AEROSPACE & DEFENSE — 4.6%
11,069	Howmet Aerospace, Inc.	$2,060,273
23,883	Safran S.A.	7,761,889
		9,822,162
	APPAREL & TEXTILE PRODUCTS — 1.7%
19,134	Cie Financiere Richemont S.A.	3,603,978
	BANKING — 7.5%
129,276	Citigroup, Inc.	11,003,973
61,797	Wells Fargo & Co.	4,951,176
		15,955,149
	BEVERAGES — 7.5%
98,773	Heineken Holding N.V.	7,359,115
206,716	JDE Peet's N.V.	5,902,467
28,871	Pernod Ricard S.A.	2,877,127
		16,138,709
	CABLE & SATELLITE — 6.9%
14,112	Charter Communications, Inc. - Class A*	5,769,127
254,250	Comcast Corp. - Class A	9,074,182
		14,843,309
	CHEMICALS — 3.2%
93,140	International Flavors & Fragrances, Inc.	6,850,447
	COMMERCIAL SUPPORT SERVICES — 1.9%
57,496	Eurofins Scientific S.E.	4,093,445
	CONSTRUCTION MATERIALS — 5.1%
87,727	Amrize Ltd.*	4,376,123
86,683	Holcim AG	6,434,720
		10,810,843
	E-COMMERCE DISCRETIONARY — 3.4%
32,962	Amazon.com, Inc.*	7,231,533
4,147	Vipshop Holdings Ltd. - ADR	62,412
		7,293,945
	ELECTRIC UTILITIES — 0.2%
25,850	PG&E Corp.	360,349
	ELECTRICAL EQUIPMENT — 4.5%
57,323	TE Connectivity PLC	9,668,670
	ENGINEERING & CONSTRUCTION — 1.4%
24,392	Samsung C&T Corp.	2,917,063
	ENTERTAINMENT CONTENT — 1.1%
112,897	Nexon Co., Ltd.	2,281,381
	HEALTH CARE FACILITIES & SVCS — 1.4%
21,339	ICON PLC*	3,103,758

FPA Global Equity ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HOME CONSTRUCTION — 1.1%
47,338	Fortune Brands Innovations, Inc.	$2,436,960
	HOUSEHOLD PRODUCTS — 0.3%
31,100	Shiseido Co., Ltd.	555,785
	INSURANCE — 2.9%
17,183	Aon PLC - Class A	6,130,207
	INTERNET MEDIA & SERVICES — 15.7%
34,205	Alphabet, Inc. - Class A	6,027,947
34,645	Alphabet, Inc. - Class C	6,145,677
19,374	Delivery Hero S.E.*	524,212
17,503	Meta Platforms, Inc. - Class A	12,918,789
101,234	Prosus N.V.	5,660,731
24,310	Uber Technologies, Inc.*	2,268,123
		33,545,479
	LEISURE FACILITIES & SERVICES — 3.0%
10,389	Marriott International, Inc. - Class A	2,838,379
22,402	Vail Resorts, Inc.	3,520,026
		6,358,405
	MACHINERY — 0.4%
27,300	Hoshizaki Corp.	943,334
	MEDICAL EQUIPMENT & DEVICES — 1.4%
8,707	Bio-Rad Laboratories, Inc. - Class A*	2,101,173
2,047	Thermo Fisher Scientific, Inc.	829,977
		2,931,150
	METALS & MINING — 2.2%
946,062	Glencore PLC	3,682,863
183,359	Grupo Mexico S.A.B. de C.V.	1,106,633
		4,789,496
	OIL & GAS PRODUCERS — 1.2%
90,270	Kinder Morgan, Inc.	2,653,938
	OIL & GAS SERVICES & EQUIP — 0.9%
157,690	NOV, Inc.	1,960,087
	REAL ESTATE OWNERS & DEVELOPERS — 0.3%
81,933	Swire Pacific Ltd. - Class A	701,915
	RETAIL - DISCRETIONARY — 4.6%
53,424	CarMax, Inc.*	3,590,627
28,335	Ferguson Enterprises, Inc.	6,169,946
		9,760,573
	SEMICONDUCTORS — 7.2%
45,545	Analog Devices, Inc.	10,840,621
2,623	Broadcom, Inc.	723,030

FPA Global Equity ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS (Continued)
17,202	NXP Semiconductors N.V.	$3,758,465
		15,322,116
	TECHNOLOGY HARDWARE — 2.1%
45,702	Nintendo Co., Ltd.	4,405,012
	TECHNOLOGY SERVICES — 1.4%
51,352	LG Corp.	3,028,763
	TRANSPORTATION EQUIPMENT — 1.0%
10,093	Westinghouse Air Brake Technologies Corp.	2,112,970
	TOTAL COMMON STOCKS
	(Cost $172,984,894)	205,379,398
	EXCHANGE-TRADED FUNDS — 3.3%
48,123	iShares 0-3 Month Treasury Bond ETF	4,845,505
16,777	Vanguard Total World Stock ETF	2,156,180
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $6,450,934)	7,001,685
	TOTAL INVESTMENTS — 99.4%
	(Cost $179,435,828)	212,381,083
	Other Assets in Excess of Liabilities — 0.6%	1,359,766
	TOTAL NET ASSETS — 100.0%	$213,740,849

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company

*Non-income producing security.